John Hancock Disciplined Value Mid Cap Fund (the “fund”)
Supplement dated 3-31-11 to the current Class A shares, Class ADV shares and Class I shares Prospectuses
In the “Fund details — Who’s who” section, the following information is added, as follows:
Custodian
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111
Principal distributor
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805
Transfer agent
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Disciplined Value Mid Cap Fund (the “fund”)
Supplement dated 3-31-11 to the current Class NAV shares Prospectus
In the “Fund details — Who’s who” section, the following information is added, as follows:
Custodian
Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111
Principal distributor
Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.